Stock based compensation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average expected life (years)	5 years 8 months 12 days	4 years	4 years 6 months 22 days
Expected volatility rate	62.50%	63.60%	60.50%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.95%	0.83%	1.43%
Forfeiture rate	0.00%	0.00%	0.00%